UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-10113
                                                ------------------

                        UBS Juniper Crossover Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                   Date of fiscal year end: December 31, 2005
                                            -----------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.


                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

                                                                                                    MARKET VALUE/
      SHARES                                                                                         FAIR VALUE
-----------------------------------------------------------------------------------------------------------------------
               INVESTMENTS IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED) (105.09%)
               --------------------------------------------------------------------------
               COMMON STOCK (93.16%)
               ---------------------
               DIAGNOSTIC EQUIPMENT (2.74%)
      95,000   Gen-Probe, Inc. *                                                                 $      4,697,750
                                                                                                 ------------------
               DIAGNOSTIC KITS (2.49%)
     996,000   Orthovita, Inc. *                                                                        4,262,880
                                                                                                 ------------------
               MEDICAL - BIOMEDICAL/GENETICS (34.03%)
      94,000   Affymetrix, Inc. *                                                                       4,345,620
     125,000   Amgen, Inc. *                                                                            9,958,750
     137,878   BioCryst Pharmaceuticals, Inc. *, (b)                                                    1,348,447
      61,000   Enzon Pharmaceuticals, Inc. *                                                              402,600
     200,000   Exelixis, Inc. *                                                                         1,530,000
      95,000   Genentech, Inc. *                                                                        7,999,950
     101,100   Genzyme Corp. *                                                                          7,242,804
     265,000   Human Genome Sciences, Inc. *                                                            3,601,350
     115,000   ICOS Corp. *                                                                             3,176,300
     220,000   Medimmune, Inc. *                                                                        7,403,000
     245,000   Millennium Pharmaceuticals, Inc. *                                                       2,285,850
     700,975   Predix Pharmaceuticals Holdings, Inc., Series AB *, (a)                                  5,607,800
     153,000   Vertex Pharmaceuticals, Inc. *                                                           3,419,550
                                                                                                 ------------------
                                                                                                       58,322,021
                                                                                                 ------------------
               MEDICAL - DRUGS (35.51%)
      97,500   Altana AG - (Germany) **                                                                 5,475,507
     151,990   Astellas Pharmaceutical Inc. - (Japan)**                                                 5,726,110
      93,819   Auxilium Pharmaceuticals, Inc *                                                            467,219
      40,536   Auxilium Pharmaceutics, Inc *, (b)                                                         201,869
     260,000   Chugai Pharmaceutical Co., Ltd - (Japan) **                                              4,966,473
     105,000   Eli Lilly and Co.                                                                        5,619,600
     120,800   Ligand Pharmaceuticals, Inc. - Class B *                                                 1,224,489
      80,000   Ligand Pharmaceuticals, Inc. - Class B *, (b)                                              810,960
     148,000   Novartis AG - (Switzerland) **                                                           7,536,320
      57,000   OSI Pharmaceuticals, Inc. *                                                              1,666,680
     118,000   Pfizer, Inc.                                                                             2,946,460
     231,000   Schering-Plough Corp.                                                                    4,862,550
       6,500   Serono SA - Class B - (Switzerland) **                                                   4,290,479
      91,000   Takeda Pharmaceutical Cos., Ltd. - (Japan) **                                            5,427,563
     447,072   Vernalis Plc - (United Kingdom) **                                                         579,344
     300,547   Xenoport, Inc                                                                            4,711,085
      94,000   Wyeth                                                                                    4,349,380
                                                                                                 ------------------
                                                                                                       60,862,088
                                                                                                 ------------------
               MEDICAL - IMAGING SYSTEMS (4.65%)
     330,000   Given Imaging, Ltd. *, (b)                                                               7,969,500
                                                                                                 ------------------
               MEDICAL INSTRUMENTS (1.34%)
     389,433   Cryocor, Inc.*,                                                                          2,287,803
                                                                                                 ------------------

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

                                                                                                    MARKET VALUE/
      SHARES                                                                                         FAIR VALUE
-----------------------------------------------------------------------------------------------------------------------
               COMMON STOCK (CONTINUED)
               ------------------------
               THERAPEUTICS (12.40%)
     240,000   Abgenix, Inc. *                                                                   $      3,043,200
      85,413   Avalon Pharmaceuticals, Inc.,*                                                             794,343
     725,927   Avanir Pharmaceuticals-Class A *                                                         2,243,114
     291,000   BioMarin Pharmaceuticals, Inc. *                                                         2,540,430
      65,300   DOV Pharmaceutical, Inc. *                                                               1,108,794
     451,558   DOV Pharmaceuticals, Inc. *, (b)                                                         7,667,455
     163,000   NPS Pharmaceuticals, Inc. *                                                              1,647,930
     151,000   Tanox, Inc. *                                                                            2,212,150
                                                                                                 ------------------
                                                                                                       21,257,416
                                                                                                 ------------------
               TOTAL COMMON STOCK (Cost $118,733,384)                                                 159,659,458
                                                                                                 ------------------
               PREFERRED STOCKS (11.79%)
               -------------------------
               DISPOSABLE MEDICAL EQUIPMENT (1.33%)
     130,073   Superdimension Sr B Preferred *, (a)                                                     1,034,080
     215,061   Volcano Therapeutics, Series C *, (a)                                                    1,240,902
                                                                                                 ------------------
                                                                                                        2,274,982
                                                                                                 ------------------
               DRUG DISCOVERY/DRUG DEVELOPMENT (2.16%)
     864,309   Adiana Inc. Series D Preferred *,(a)                                                       579,087
     279,129   Cerexa Series B Pfd *,(a)                                                                  330,906
     125,455   Cerexa, Inc. *,(a)                                                                         135,912
     476,436   Emphasys Medical, Inc., Series D *, (a)                                                    909,993
   1,235,335   Eximias Pharmaceuticals Corp., Series D *, (a)                                             362,818
   1,050,365   Innovative Spinal Technologies (a)                                                         541,897
     265,150   Sapphire Therapeutics Corp. *, (a)                                                         827,268
                                                                                                 ------------------
                                                                                                        3,687,881
                                                                                                 ------------------
               MEDICAL - BIOMEDICAL/GENETICS (0.32%)
     316,091   Macrogenics, Inc., Series A1 & A2 *, (a)                                                   135,034
     982,489   Macrogenics, Inc., Series B *, (a)                                                         419,720
     369,549   Molecular Staging, Inc., Series D *, (a)                                                        --
                                                                                                 ------------------
                                                                                                          554,754
                                                                                                 ------------------
               MEDICAL - TOOLS (0.76%)
     827,858   Agensys, Inc., Series C *, (a)                                                           1,303,876
                                                                                                 ------------------

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

                                                                                                    MARKET VALUE/
      SHARES                                                                                         FAIR VALUE
-----------------------------------------------------------------------------------------------------------------------
               PREFERRED STOCKS (CONTINUED)
               ----------------------------
               MEDICAL PRODUCTS (0.00%)
     395,114   Amphora Discovery Corp., Series A *, (a)                                          $             --
                                                                                                 ------------------
               RESEARCH PRODUCT/TECHNOLOGY PLATFORM (0.13%)
   1,016,253   Amnis Corporation, Series B-1 *, (a)                                                       217,319
     615,812   LumiCyte Inc., Series B *, (a)                                                                  --

                                                                                                 ------------------
               TECHNOLOGY PLATFORM/DRUG DISCOVERY (2.39%)
   1,092,657   ChemoCentryx, Inc., Series B *, (a)                                                      2,840,908
     481,688   ChemoCentryx, Inc., Series B *, (a)                                                      1,252,389
                                                                                                 ------------------
                                                                                                        4,093,297
                                                                                                 ------------------
               THERAPEUTICS (4.70%)
   1,145,948   ARYX Therapeutics, Series D *, (a)                                                       1,896,544
   1,702,846   ARYX Therapeutics, Series C *, (a)                                                       2,818,210
     747,555   Corus Pharma, Inc., Series A *, (a)                                                        867,163
   1,058,169   Corus Pharma, Inc., Series B *, (a)                                                      1,227,476
   1,083,073   Corus Pharma, Inc., Series C *, (a)                                                      1,256,365
                                                                                                 ------------------
                                                                                                        8,065,758
                                                                                                 ------------------
               TOTAL PREFERRED STOCKS (Cost $23,200,365)                                               20,197,867
                                                                                                 ------------------
               WARRANTS (0.07%)
               ----------------
               MEDICAL - BIOMEDICAL/GENETICS (0.00%)
      92,387   Molecular Staging, Inc., Series D, $7.38, 11/15/05, *, (a)                                      --
                                                                                                 ------------------
               MEDICAL - DRUGS (0.00%)
      28,174   Auxilium Pharmaceuticals, Inc. $5.63, 10/30/10 *                                                --
      10,134   Auxilium Pharmaceuticals, Inc. $5.84, 06/29/10 *, (c)                                           --
                                                                                                 ------------------
                                                                                                               --
                                                                                                 ------------------
               THERAPEUTICS (0.07%)
     124,178   DOV Pharmaceuticals, Inc., $16.00, 07/31/06 *, (b)                                         121,694
                                                                                                 ------------------
                                                                                                          121,694
                                                                                                 ------------------
               TOTAL WARRANTS (Cost $161,064)                                                             121,694
                                                                                                 ==================
               INVESTMENTS IN SECURITIES (Cost $142,094,813)                                          179,979,019
                                                                                                 ==================
    TOTAL INVESTMENTS IN SECURITIES -- 105.02%                                                        179,979,019
                                                                                                 ------------------
    OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.02%)                                             (8,608,168)
                                                                                                 ------------------
    TOTAL NET ASSETS -- 100.00%                                                                  $    171,370,851
                                                                                                 ==================



*    NON-INCOME PRODUCING SECURITY.
** FOREIGN SECURITY MARKET VALUE QUOTED IN U.S. DOLLARS AT PREVAILING EXCHANGE RATES.
(a) PRIVATE EQUITY INVESTMENT VALUED AT FAIR VALUE. THE TOTAL MARKET VALUE OF INVESTMENTS CARRIED AT FAIR VALUE AMOUNTED TO $27,842,607 WHICH REPRESENTED 16.25% OF THE NET ASSETS AT SEPTEMBER 30, 2005.
(b)  PRIVATE INVESTMENT IN PUBLIC EQUITY (FREELY TRADEABLE) AT MARKET VALUE.
(c)  PRIVATE INVESTMENT IN PUBLIC EQUITY VALUED AT FAIR VALUE.

INVESTMENTS IN SECURITIES - BY COUNTRY            PERCENTAGE OF NET ASSETS (%)

UNITED STATES OF AMERICA                                    85.18%
JAPAN                                                        9.40%
SWITZERLAND                                                  6.90%
GERMANY                                                      3.20%
UNITED KINGDOM                                               0.34%

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      UBS Juniper Crossover Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date   November 17, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date   November 17, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date   November 17, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.